Schedule I - Condensed Financial Information Of Registrant (Narrative) (Details) $ in Thousands							9 Months Ended		12 Months Ended
	Jun. 01, 2016 USD ($)	Mar. 01, 2016 USD ($) shares	Apr. 01, 2015 USD ($) shares	Feb. 11, 2015 USD ($) item shares	Jun. 27, 2014 USD ($)	Jul. 31, 2013 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2017	Mar. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Common shares issued | shares				100
Ownership percentage by parent									82.40%
Common stock issued and sold to CDPQ									$ 134,276	$ 214,366
Proceeds from Contributed Capital							$ 0	$ 78,738	78,738	0	$ 106,400
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity contributions from AES	$ 64,800				$ 106,400	$ 49,100			$ 78,738	$ 0	$ 106,400
Additional investment through agreement				$ 349,000
Direct and indirect ownership percentage				30.00%
Increase in ownership percentage after investment				17.65%
Ownership percentage by parent									82.35%
Number of board members | item				11
Common stock issued and sold to CDPQ									$ 134,276
Proceeds from Contributed Capital									$ 78,738
AES U.S. Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by parent							82.35%
Number of board members | item				9
CDPQ [Member]
Condensed Financial Statements, Captions [Line Items]
Minimum ownership percentage to retain board members				5.00%
Ownership percentage by parent							17.65%
Number of board members | item				2
Percentage Of Direct And Indirect Ownership Share Of IPALCO									30.00%			30.00%	30.00%
Shareholder [Member]
Condensed Financial Statements, Captions [Line Items]
Proceeds from Contributed Capital	$ 13,900
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock issued and sold to CDPQ (shares) | shares		7,403,213
Common stock issued and sold to CDPQ		$ 134,300
Common Stock [Member] | Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock issued and sold to CDPQ (shares) | shares			11,818,828
Common stock issued and sold to CDPQ			$ 214,400